Employee Salaries and Benefit Expenses - Summary of Employee Salaries and Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Salaries And Employee Benefits [Abstract]
Salaries, Bonuses and Other Short-Term Employee Benefits	$ 1,526	$ 1,344
Pension and Post-Employment Benefits	119	125
Stock-Based Compensation (Note 29)	126	97
Termination Benefits	41	14
Employee Salaries and Benefit Expenses	$ 1,812	$ 1,580